Equity-Based Compensation (Details Narrative) - $ / shares		9 Months Ended	12 Months Ended
	Oct. 12, 2022	Sep. 30, 2023	Dec. 31, 2022	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2019
Share-Based Payment Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value of options granted		$ 6.38	$ 2.92
Weighted average remaining service period		1 year	1 year 1 month 17 days
Restricted Stock [Member] | Employees, Directors and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation vesting period		1 year	1 year
Restricted stock shares, gross		13,272	204,111
2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation, number of shares authorized	2,500,000			125,000		25,000
Share-based compensation, description		A provision in the 2019 Plan provides for an automatic annual increase equal to 6% of the total number of shares of Common Stock outstanding on December 31 of the preceding calendar year	A provision in the 2019 Plan provides for an automatic annual increase equal to 6% of the total number of shares of Company common stock outstanding on December 31 of the preceding calendar year.
Share-based compensation number of shares, grant				36,498	715,749
Share based compensation vesting period		3 years	3 years
Number of additional shares amendment to shareholder	412,802
2019 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation, number of shares authorized						500,000
2019 Stock Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options life		3 years	3 years
2019 Stock Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options life		10 years	10 years